Financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Financial Assets, Carrying Amount	$ 457,531,908	$ 430,672,888
Financial Assets, Fair Value	457,531,908	430,672,888
Financial Liabilities, Carrying Amount	335,184,525	197,516,411
Financial Liabilities, Fair Value	335,184,525	197,516,411
Loans and Borrowings
Statement [Line Items]
Financial Liabilities, Carrying Amount	335,184,525	197,516,411
Financial Liabilities, Fair Value	335,184,525	197,516,411
Trade and Other Receivables
Statement [Line Items]
Financial Assets, Carrying Amount	315,877,811	268,467,463
Financial Assets, Fair Value	315,877,811	268,467,463
Cash and Cash Equivalents
Statement [Line Items]
Financial Assets, Carrying Amount	13,470,493	28,785,809
Financial Assets, Fair Value	13,470,493	28,785,809
Other Financial Assets
Statement [Line Items]
Financial Assets, Carrying Amount	128,183,604	133,419,616
Financial Assets, Fair Value	$ 128,183,604	$ 133,419,616